JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 1,505,103	R$ 1,453,939
Civil	836,043	951,905
Labor	180,443	241,455
Regulatory	283,933	266,647
Total	2,805,522	2,913,946
Garnishments	25,656	30,432
Total	2,831,178	2,944,378
Current	106,963	177,433
Non-current	R$ 2,724,215	R$ 2,766,945